Statement of Shareholders' (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Mar. 02, 2011
Stock Issued During Period, Value, New Issues	$ 12,000	$ 108,000		$ 120,000
Stock Issued During Period, Shares, New Issues	23,000,000			23,000,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	10,000	90,000		100,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	21,000,000			21,000,000
Stock Issued During Period, Value, Purchase of Assets	2,000	18,000		20,000
Stock Issued During Period, Shares, Purchase of Assets	2,000,000			2,000,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(147,015)	(147,015)
Stockholders' Equity, Period Increase (Decrease)				(27,015)
Stock Issued During Period, Shares, Period Increase (Decrease)	23,000,000			23,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011				(27,015)
Shares, Outstanding at Dec. 31, 2011	23,000,000			23,000,000
Stock Issued During Period, Value, New Issues	(5,000)	5,000
Stock Issued During Period, Shares, New Issues	(5,000,000)			(5,000,000)
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	(5,000)	5,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	(5,000,000)			(5,000,000)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(76,551)	(76,551)
Stockholders' Equity, Period Increase (Decrease)				(76,551)
Stock Issued During Period, Shares, Period Increase (Decrease)	(5,000,000)			(5,000,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012				(103,566)
Shares, Outstanding at Dec. 31, 2012	18,000,000			18,000,000
Stock Issued During Period, Value, New Issues	4,700	465,300		470,000
Stock Issued During Period, Shares, New Issues	4,700,000			4,700,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(77,799)	(77,799)
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				(470,000)
Stockholders' Equity, Period Increase (Decrease)				(77,799)
Stock Issued During Period, Shares, Period Increase (Decrease)	4,700,000			4,700,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jun. 30, 2013				$ (181,365)
Shares, Outstanding at Jun. 30, 2013	22,700,000			22,700,000